VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs included in the financial statements are as follows:

AS OF DEC. 31 US$ MILLIONS	2023	2022
Real estate and real estate partnerships	$2,649	$124
Available-for-sale fixed maturity securities, at fair value	153	346
Equity securities	54	84
Investment funds	375	1,175
Short-term investments	4	—
Mortgage loan, affiliated	82	44
Private loans	727	390
Cash and cash equivalents	85	153
Premiums due and other receivables	2	—
Other assets	107	77
Total assets of consolidated VIEs	$4,238	$2,393
Notes payable	174	151
Other liabilities	30	1,743
Total liabilities of consolidated VIEs	$204	$1,894
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

	2023		2022
AS OF DEC. 31 US$ MILLIONS	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Real estate and real estate partnerships	$2,478	$2,478	$317	$317
Mortgage loans on real estate	630	630	601	601
Accrued investment income	2	2	2	2
Equity securities	239	239	—	—
Total	$3,349	$3,349	$920	$920